Business Combinations - Narrative (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 04, 2023 USD ($)	Mar. 27, 2023 USD ($) $ / shares shares	Jan. 03, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Net interest income				$ 6,712	$ 2,946	$ 1,390
Noninterest Income				12,075	2,136	508
Net income				11,466	1,098	547
Gain on acquisition				9,808	431	0
Initial PCD ALLL			$ 272	220
Acquisition-related expenses				470	231	$ 29
FDIC Credit Facility
Business Acquisition [Line Items]
FDIC advances, maximum amount available		$ 70,000
Purchase Money Note
Business Acquisition [Line Items]
Debt instrument, term		5 years
Principal amount		$ 36,070
Notes payable, fair value disclosure		35,810
SVB
Business Acquisition [Line Items]
Total assets acquired		107,539
Loans and leases		68,468
Cash and interest-earning deposits at banks		35,310
Total liabilities assumed		61,423
Deposits		56,014
Assets acquired, discount		16,450
Business combination, financing receivable acquired, amount covered by share-loss agreement		$ 60,000
Business combination, financing receivable acquired, amount covered by share-loss agreement, coverage percentage for loss up to $5 billion		0.00%
Business combination, financing receivable acquired, amount covered by share-loss agreement, coverage percentage for loss in excess of $5 billion		$ 5,000
Business combination, financing receivable acquired, above threshold amount covered by share-loss agreement, percentage		50.00%
Share-Loss Agreement, reimbursement percentage		50.00%
Share-Loss Agreement, term		5 years
Share-Loss Agreement, reimbursement term		8 years
Loans funded after acquisition date, loss share term		1 year
Share-Loss Agreement, true-up payment term		45 days
True-up amount		$ 1,500
Cash settled value appreciation instrument issued and issuable (in shares) | shares		5,000,000
Number of trading days		2 days
Cash settled value appreciation instrument, threshold amount (in dollars per share) | $ / shares		$ 582.55
Cash settled value appreciation instrument, maximum amount		$ 500
Payment to acquire business, value appreciation instrument exercised	$ 500
Preliminary gain on acquisition, after income taxes		9,808
Deferred tax liabilities		3,364
UPB		71,287
Purchase accounting adjustment of discount		2,300
Net interest income				1,950
Noninterest Income				478
Net income				$ 530
Gain on acquisition		13,172
SVB | Non-PCD
Business Acquisition [Line Items]
Loans and leases acquired, FV		66,420
UPB		$ 68,719
SVB | FDIC Credit Facility
Business Acquisition [Line Items]
FHLB, advances, interest rate		0.00%
SVB | Secured Debt | FDIC Credit Facility | Secured Overnight Financing Rate
Business Acquisition [Line Items]
Basis spread on variable rate		0.25%
SVB | Purchase Money Note
Business Acquisition [Line Items]
Debt instrument, term		5 years
Debt instrument, face amount		$ 35,000
SVB | Purchase Money Note | Secured Debt
Business Acquisition [Line Items]
Debt instrument, stated interest rate		3.50%
CIT Group Inc.
Business Acquisition [Line Items]
Total assets acquired			53,775
Loans and leases			32,714
Cash and interest-earning deposits at banks			3,060
Total liabilities assumed			47,392
Deposits			39,428
Deferred tax liabilities			300
UPB			33,092
Net interest income					1,750
Noninterest Income					1,240
Net income					587
Gain on acquisition			431		431
CIT Group Inc. | Provision For Credit Losses
Business Acquisition [Line Items]
Net income					$ 513
CIT Group Inc. | Non-PCD
Business Acquisition [Line Items]
UPB			$ 29,542
Class A
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 1	$ 1
Class A | CIT Group Inc.
Business Acquisition [Line Items]
Common stock, terms of conversion, conversion ratio			0.062
Business acquisition, equity interest Issued or issuable (in shares) | shares			6,140,010
CIT Group Inc.
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01